Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	LG Display Co., Ltd.
Entity Central Index Key	0001290109
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, Address Line One	LG Twin Towers
Entity Address, Address Line Two	128 Yeoui-daero
Entity Address, City or Town	Yeongdeungpo-gu, Seoul
Entity Address, Postal Zip Code	07336
Entity Common Stock, Shares Outstanding	357,815,700
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	KR
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	1-32238
Entity Incorporation, State or Country Code	M5
Auditor Name	KPMG Samjong Accounting Corp.
Auditor Firm ID	1357
Auditor Location	Seoul, Korea
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Gihwa Kim
Entity Address, Address Line One	LG Twin Towers
Entity Address, Address Line Two	128 Yeoui-daero
Entity Address, City or Town	Yeongdeungpo-gu, Seoul
Entity Address, Postal Zip Code	07336
Entity Address, Country	KR
City Area Code	82
Local Phone Number	2-3777-1010
Phone Fax Number Description	82-2-3777-0793
ADS [Member]
Document Information [Line Items]
Trading Symbol	LPL
Title of 12(b) Security	American Depositary Shares, each representing one-half of one share of Common Stock
Security Exchange Name	NYSE
Common Stock [member]
Document Information [Line Items]
Trading Symbol	LPL
Title of 12(b) Security	Common Stock, par value W5,000 per share
Security Exchange Name	NYSE